Stock-Based Compensation - Assumption Used to Determine Fair Value of Performance Vesting Options (Detail) (Performance Vesting Options [Member], USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	37.00%
Expected Term (years)	8 years
Risk-free interest rate, minimum	1.32%
Risk-free interest rate, maximum	1.81%
Dividend yield
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 4.88
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 6.12